Equipment and Improvements (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Equipment and Improvements
Equipment and improvements, Gross	$ 215,716		$ 215,716		$ 197,108
Less accumulated depreciation	(118,336)		(118,336)		(106,889)
Foreign currency translation adjustment	2,977		2,977		6,368
Total	100,357		100,357		96,587
Depreciation
Depreciation expense	9,500	$ 7,200	18,500	$ 14,300
Decrease in equipment and improvements			7,500	2,700
Decrease in accumulated depreciation			7,100	$ 2,600
Predecessor
Equipment and Improvements
Equipment and improvements, Gross					197,108	$ 148,576
Less accumulated depreciation					(106,889)	(73,548)
Foreign currency translation adjustment					6,368	(2,444)
Total					96,587	72,584
Depreciation
Depreciation expense					29,100	25,400
Decrease in equipment and improvements					7,400	10,100
Decrease in accumulated depreciation					7,000	10,100
Card Processing
Equipment and Improvements
Equipment and improvements, Gross	113,489		113,489		102,789
Card Processing | Predecessor
Equipment and Improvements
Equipment and improvements, Gross					102,789	71,947
Office equipment
Equipment and Improvements
Equipment and improvements, Gross	42,007		42,007		37,476
Office equipment | Predecessor
Equipment and Improvements
Equipment and improvements, Gross					37,476	24,323
Computer software
Equipment and Improvements
Equipment and improvements, Gross	41,278		$ 41,278		$ 38,669
Estimated useful lives			3 years		3 years
Computer software | Predecessor
Equipment and Improvements
Equipment and improvements, Gross					$ 38,669	29,150
Estimated useful lives					3 years
Leasehold improvements
Equipment and Improvements
Equipment and improvements, Gross	13,120		$ 13,120		$ 12,764
Leasehold improvements | Predecessor
Equipment and Improvements
Equipment and improvements, Gross					$ 12,764	14,034
Estimated useful lives					various
Furniture and fixtures
Equipment and Improvements
Equipment and improvements, Gross	$ 5,822		$ 5,822		$ 5,410
Furniture and fixtures | Predecessor
Equipment and Improvements
Equipment and improvements, Gross					$ 5,410	$ 9,122
Minimum | Card Processing
Equipment and Improvements
Estimated useful lives			3 years		3 years
Minimum | Card Processing | Predecessor
Equipment and Improvements
Estimated useful lives					3 years
Minimum | Office equipment
Equipment and Improvements
Estimated useful lives			3 years		3 years
Minimum | Office equipment | Predecessor
Equipment and Improvements
Estimated useful lives					3 years
Minimum | Furniture and fixtures
Equipment and Improvements
Estimated useful lives			5 years		5 years
Minimum | Furniture and fixtures | Predecessor
Equipment and Improvements
Estimated useful lives					5 years
Maximum | Card Processing
Equipment and Improvements
Estimated useful lives			5 years		5 years
Maximum | Card Processing | Predecessor
Equipment and Improvements
Estimated useful lives					5 years
Maximum | Office equipment
Equipment and Improvements
Estimated useful lives			5 years		5 years
Maximum | Office equipment | Predecessor
Equipment and Improvements
Estimated useful lives					5 years
Maximum | Furniture and fixtures
Equipment and Improvements
Estimated useful lives			7 years		7 years
Maximum | Furniture and fixtures | Predecessor
Equipment and Improvements
Estimated useful lives					7 years